SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$61	$2,560	$1,028	$1,806	$10,738	$594	$137	$16,924
Inter-segment revenues	549	9	4	—	107	—	(15)	654	i
Segmented revenues	610	2,569	1,032	1,806	10,845	594	122	17,578
FFO from equity accounted investments	—	241	11	271	85	13	3	624	ii
Interest expense	—	(884)	(240)	(250)	(372)	(12)	(86)	(1,844)	iii
Current income taxes	—	(45)	(15)	(64)	(94)	(2)	(12)	(232)	iv
Funds from operations	400	316	69	62	326	18	(83)	1,108	v
Common equity	328	17,453	5,072	2,678	4,743	2,695	(6,310)	26,659
Equity accounted investments	—	23,203	701	8,269	2,745	426	74	35,418
Additions to non-current assets[1]	—	1,925	199	594	17,505	13	7	20,243

1.
Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill. Excludes non-current assets recognized on adoption of IFRS 16.

AS AT DEC. 31, 2018 AND FOR THE THREE MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$18	$1,794	$898	$1,144	$8,678	$686	$58	$13,276
Inter-segment revenues	362	9	3	—	126	—	(11)	489	i
Segmented revenues	380	1,803	901	1,144	8,804	686	47	13,765
FFO from equity accounted investments	—	218	8	193	201	2	3	625	ii
Interest expense	—	(544)	(218)	(133)	(84)	(14)	(80)	(1,073)	iii
Current income taxes	—	(1)	(9)	(47)	(52)	(9)	(18)	(136)	iv
Funds from operations	241	206	66	86	282	14	(105)	790	v
Common equity	328	17,423	5,302	2,887	4,279	2,606	(7,178)	25,647
Equity accounted investments	—	22,949	685	7,636	1,943	395	39	33,647
Additions to non-current assets[1]	—	2,951	3,214	1,514	679	33	24	8,415

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

FOR THE SIX MONTHS ENDED JUN. 30 , 2019 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$107	$5,150	$2,060	$3,537	$19,882	$1,033	$363	$32,132
Inter-segment revenues	1,022	20	15	—	201	—	(23)	1,235	i
Segmented revenues	1,129	5,170	2,075	3,537	20,083	1,033	340	33,367
FFO from equity accounted investments	—	515	23	502	152	17	10	1,219	ii
Interest expense	—	(1,764)	(466)	(469)	(579)	(25)	(173)	(3,476)	iii
Current income taxes	—	(61)	(41)	(129)	(124)	(5)	(59)	(419)	iv
Funds from operations	723	566	223	256	501	(4)	(106)	2,159	v
Additions to non-current assets[1]	—	3,655	266	4,314	17,734	30	13	26,012

1.
Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill. Excludes non-current assets recognized on adoption of IFRS 16.

FOR THE SIX MONTHS ENDED JUN. 30, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$81	$3,670	$1,837	$2,257	$16,793	$1,145	$124	$25,907
Inter-segment revenues	798	18	6	3	231	—	(24)	1,032	i
Segmented revenues	879	3,688	1,843	2,260	17,024	1,145	100	26,939
FFO from equity accounted investments	—	446	20	432	341	7	—	1,246	ii
Interest expense	—	(1,074)	(447)	(255)	(151)	(31)	(158)	(2,116)	iii
Current income taxes	—	(7)	(16)	(219)	(80)	(13)	(28)	(363)	iv
Funds from operations	604	645	166	427	336	(19)	(199)	1,960	v
Additions to non-current assets[1]	—	6,024	3,484	1,756	803	109	179	12,355

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Consolidated equity accounted income	$1,003	$342	$1,347	$630
Non-FFO items from equity accounted investments[1]	(379)	283	(128)	616
FFO from equity accounted investments	$624	$625	$1,219	$1,246

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
Current tax expense	$(232)	$(136)	$(419)	$(363)
Deferred income tax expense	(7)	(203)	(56)	(129)
Income tax expense	$(239)	$(339)	$(475)	$(492)

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

		Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Note	2019	2018	2019	2018
Net income		$704	$1,664	$1,960	$3,519
Realized disposition gains in fair value changes or equity	vi	7	95	239	515
Non-controlling interests in FFO		(1,863)	(1,294)	(3,465)	(2,756)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		(379)	283	(128)	616
Fair value changes		1,398	(833)	1,229	(1,405)
Depreciation and amortization		1,234	672	2,268	1,342
Deferred income taxes		7	203	56	129
Total FFO		$1,108	$790	$2,159	$1,960

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2019	2018	2019	2018
United States	$4,228	$2,130	$7,731	$4,094
Canada	1,393	1,596	3,229	3,264
United Kingdom	5,553	6,008	10,868	11,397
Other Europe	1,518	536	2,660	994
Australia	1,423	1,069	2,471	2,129
Brazil	1,020	944	1,946	2,127
Asia	702	286	1,221	563
Colombia	499	346	1,000	614
Other	588	361	1,006	725
	$16,924	$13,276	$32,132	$25,907

The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018
United States	$135,379	$128,808
Canada	29,014	27,850
United Kingdom	24,619	23,093
Brazil	24,321	22,539
Other Europe	18,838	13,250
Australia	18,239	13,309
Asia	15,583	10,479
Colombia	10,139	9,862
Other	10,204	7,091
	$286,336	$256,281